Other Current Liabilities - Schedule of Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Value-Added Tax payable	$ 137	$ 312
Other tax payable	88	137
Customer contract liability, current	128	367
Other current liabilities	199	289
Total other current liabilities	$ 552	$ 1,105